Debt Financing (Details 6) (USD $)	Dec. 31, 2012
Maturities of debt financing (excluding deferred debt discount)
2013	$ 4,054,495,000
2014	3,045,003,000
2015	2,811,990,000
2016	3,291,194,000
2017	3,304,860,000
Thereafter	7,887,577,000
Total	24,395,119,000
Consolidated retained earnings which are unrestricted as to payment of dividends based on consolidated net tangible worth requirements	$ 1,600,000,000